Goodwill, Intangible and Long-Lived Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
In accordance with the Property, Plant and Equipment Topic of the ASC, whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable or the useful life may have changed, impairment tests are to be performed. Undiscounted cash flows are to be used to calculate the recoverable value of long-lived assets to determine if such assets are impaired. Where impairment is identified, a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets, is to be used to determine the fair value for the assets to measure any potential impairment. No material impairments were recorded in 2016, 2015 and 2014.
In accordance with the Goodwill and Other Intangibles Topic of the ASC, goodwill and indefinite-lived intangible assets are tested for impairment annually, and interim impairment tests are performed whenever an event occurs or circumstances change that indicate an impairment has more likely than not occurred. October 1 has been established for the annual impairment review. At the time of impairment testing, values are estimated separately for goodwill and trademarks with indefinite lives using a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets. An optional qualitative assessment may alleviate the need to perform the quantitative goodwill impairment test when impairment is unlikely.
The annual impairment review performed as of October 1, 2016 resulted in goodwill and trademark impairment in the Latin America Coatings Group of $10,455 and $233, respectively. The goodwill impairment charge related primarily to lower than anticipated cash flow in the Latin America Coatings Group. The trademark impairment related to lower than anticipated sales of an acquired brand. The annual impairment reviews performed as of October 1, 2015 and 2014 did not result in any goodwill or trademark impairment.

A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2014 (1)	$287,300	$703,351	$178,298	$9,738	$1,178,687
Currency and other adjustments	(1,866)	(1,145)	(17,287)	(43)	(20,341)
Balance at December 31, 2014 (1)	285,434	702,206	161,011	9,695	1,158,346
Currency and other adjustments	(28)	(1,135)	(13,801)	(49)	(15,013)
Balance at December 31, 2015 (1)	285,406	701,071	147,210	9,646	1,143,333
Impairment charged to operations				(10,455)	(10,455)
Currency and other adjustments	4	(1,197)	(5,602)	809	(5,986)
Balance at December 31, 2016 (2)	$285,410	$699,874	$141,608	$—	$1,126,892

(1)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).

(2)	Net of accumulated impairment losses of $19,359 ($8,113 in the Consumer Group, $791 in the Global Finishes Group and $10,455 in the Latin America Coatings Group).
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2016
Weighted-average amortization period	7 years	11 years	10 years
Gross	$144,557	$313,613	$458,170
Accumulated amortization	(103,735)	(240,217)	(343,952)
Net value	$40,822	$73,396	$114,218	$140,792	$255,010

December 31, 2015
Weighted-average amortization period	8 years	12 years	11 years
Gross	$123,863	$312,119	$435,982
Accumulated amortization	(95,008)	(228,921)	(323,929)
Net value	$28,855	$83,198	$112,053	$143,318	$255,371

December 31, 2014
Weighted-average amortization period	8 years	12 years	11 years
Gross	$126,258	$317,005	$443,263
Accumulated amortization	(88,384)	(215,518)	(303,902)
Net value	$37,874	$101,487	$139,361	$149,766	$289,127

Amortization of finite-lived intangible assets is as follows for the next five years: $18,958 in 2017, $18,390 in 2018, $16,209 in 2019, $14,985 in 2020 and $13,177 in 2021.